UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                 --------

                                FORM N-CSR
                                 --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)
                                 --------


                        630 5th Avenue, Suite 2600
                            New York, NY 10111
            (Address of principal executive offices) (Zip code)

                   SEI Investments Global Fund Services
                         One Freedom Valley Drive
                           Oaks, PA 19456
                 (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                 DATE OF FISCAL YEAR END: MARCH 31, 2004

                 DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

MEZZACAPPA LONG/SHORT
FUND, LLC
FINANCIAL STATEMENTS
ANNUAL REPORT
FOR THE PERIOD JANUARY 1, 2004 (COMMENCEMENT OF
OPERATIONS) THROUGH MARCH 31, 2004

MEZZACAPPA LONG/SHORT FUND, LLC
CONTENTS
MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                         PAGE(S)

FINANCIAL STATEMENTS

Independent Auditor's Report...................................................2

Schedule of Investments........................................................3

Statement of Assets and Liabilities............................................4

Statement of Operations........................................................5

Statement of Changes in Members' Capital.......................................6

Statement of Cash Flows........................................................7

Financial Highlights...........................................................8

Notes to the Financial Statements..............................................9

Managers and Officers of the Fund (unaudited).................................15

[LOGO OMITTED]

                          Independent Auditors' Report

To the Members of
Mezzacappa Long/Short Fund, LLC

         We have audited the accompanying statement of assets and liabilities of Mezzacappa Long/Short Fund, LLC as of March 31, 2004 and the related statements of operations, changes in members' capital, cash flows and financial highlights for the period from January 1, 2004 (Commencement of Operations) to March 31, 2004. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mezzacappa Long/Short Fund, LLC as of March 31, 2004 and the results of its operations and the changes in its members' capital, cash flows and financial highlights for the period from January 1, 2004 (Commencement of Operations) to March 31, 2004 in conformity with U.S. generally accepted accounting principles.

         As discussed in Note 2, the Fund's investments in Portfolio Funds (approximately 98.3% of net assets), are stated at fair value based on estimates received from the Portfolio Funds. The respective managements of the Portfolio Funds have estimated the fair values relating to certain of the underlying investments of these Portfolio Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.


                                          ANCHIN, BLOCK & ANCHIN LLP
New York, N. Y.
June 7, 2004

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              % OF NET
PORTFOLIO FUND                                                       COST                    VALUE             ASSETS  LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT:
Contrarian Equity Offshore Fund, Ltd.                          $     8,000,000          $     8,408,342          4.51% Quarterly
Copper Beach Offshore Fund, Ltd.                                     5,000,000                5,029,185          2.70% Annually
Corsair Capital Investors, Ltd.                                      3,250,000                3,382,226          1.81% Quarterly
Corsair Long Short Investors, Ltd.                                   2,000,000                2,042,363          1.09% Annually
Courage Special Situations Offshore Fund, Ltd.                       6,500,000                6,640,691          3.56% Quarterly
Crossway Partners Offshore, Ltd.                                     5,250,000                5,231,241          2.80% Quarterly
ECF Value Fund International, Ltd.                                   4,000,000                4,182,024          2.24% Quarterly
Eminence Fund, Ltd.                                                 12,250,000               12,800,470          6.86% Semi-Annually
Everglades Offshore Fund, Ltd.                                      12,500,000               12,792,164          6.86% Monthly
FPA Hawkeye Fund LLC                                                 7,000,000                7,154,154          3.83% Quarterly
Heirloom Offshore Fund, Ltd.                                         6,000,000                6,085,115          3.26% Quarterly
Iron Horse Offshore Capital Partners, Ltd.                           6,300,000                6,381,655          3.42% Quarterly
JHC Capital Partners II, L.P.                                        3,500,000                3,414,816          1.83% Quarterly
JHC Growth Partners, L.P.                                            2,500,000                2,419,870          1.30% Quarterly
Kaintuck Opportunity Fund, Ltd.                                      2,000,000                2,047,540          1.10% Quarterly
Kayne Anderson MLP Fund, L.P.                                        3,000,000                3,160,131          1.69% Monthly
KiCap Network Fund, Ltd.                                             2,500,000                2,571,917          1.38% Quarterly
Lafayette Street Fund Offshore, Ltd.                                 6,500,000                6,916,120          3.71% Quarterly
NYLIM Andover Partners Offshore Ltd.                                 2,585,812                2,620,371          1.40% Quarterly
Palmyra Capital Offshore Fund, Ltd.                                  3,500,000                3,148,156          1.69% Quarterly
SEG Partners Offshore, Ltd.                                          4,900,000                5,149,579          2.76% Quarterly
Seminole Offshore Fund, Ltd.                                         4,500,000                4,500,215          2.41% Quarterly
Seminole Small Cap Fund, Ltd.                                        8,000,000                7,848,302          4.21% Quarterly
Special Situations Fund III, L.P.                                    2,000,000                2,244,230          1.20% Semi-Annually
Stadia Capital Limited                                              12,250,000               12,853,109          6.89% Quarterly
Stonebrook Offshore Partners Ltd.                                    6,000,000                6,277,482          3.36% Monthly
SuNOVA Offshore Ltd.                                                12,250,000               12,948,937          6.94% Quarterly
Viking Global Equities III Ltd.                                     12,250,000               13,122,391          7.03% Quarterly
                                                             ---------------------------------------------------------
          TOTAL LONG/SHORT                                         166,285,812              171,372,796         91.86%
                                                             ---------------------------------------------------------
EVENT DRIVEN:
Contrarian Fund I Offshore, Ltd.                                     3,000,000                3,136,781          1.68% Annually
QDRF Ltd.                                                            3,500,000                3,676,922          1.97% Quarterly
Stanfield Offshore Leveraged Assets I, Ltd.                          5,000,000                5,204,545          2.79% Quarterly
                                                             ---------------------------------------------------------
          TOTAL EVENT DRIVEN                                        11,500,000               12,018,248          6.44%
                                                             ---------------------------------------------------------
          TOTAL PORTFOLIO FUNDS                                $   177,785,812          $   183,391,044         98.30%
                                                             =========================================================

The aggregate cost of investments for tax purposes was $177,785,812. Net unrealized appreciation on investments for tax purposes was $5,605,232 consisting of $6,292,847 of gross unrealized appreciation and $687,615 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.30% of members' capital, have been valued in accordance with procedures established by the Board of Managers.

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------

ASSETS
Investments in portfolio funds, at value                                                        $   183,391,044
Cash
                                                                                                        517,316
Prepaid investments
                                                                                                      3,500,000
Other assets
                                                                                                         98,144
                                                                                             ------------------
             Total assets                                                                       $   187,506,504
                                                                                             ------------------

LIABILITIES
Due to Special Member
                                                                                                        450,419
Investment Manager fees payable
                                                                                                        311,455
Due to affiliate
                                                                                                        100,000
Administration fees payable
                                                                                                         51,670
Board of Managers' fees payable
                                                                                                          7,500
Accrued expenses
                                                                                                         19,525
                                                                                             ------------------
             Total liabilities
                                                                                                        940,569
                                                                                             ------------------

             NET ASSETS                                                                         $   186,565,935
                                                                                             ==================

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Capital contributions, net of repurchases                                                           181,463,956
Net realized gain on investments, less expenses
                                                                                                       (503,253)
Net unrealized appreciation on investments in portfolio funds
                                                                                                      5,605,232
                                                                                             ------------------
             MEMBERS' CAPITAL                                                                   $   186,565,935
                                                                                             ==================


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2004 (COMMENCEMENT OF OPERATIONS)
THROUGH MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain on Investments:
      Net realized gain on investments                                                              $    37,649
      Unrealized appreciation on investments in Portfolio Funds                                       5,605,232
                                                                                                  -------------
 Net Realized and Unrealized Gain on Investments                                                      5,642,881
                                                                                                  -------------

Investment Income (Loss):
      Interest
                                                                                                          7,938
                                                                                                  -------------

Operating Expenses:
      Investment management fee
                                                                                                        465,144
      Administration fees
                                                                                                         51,671
      Professional fees
                                                                                                         15,000
      Board of Managers' fees
                                                                                                          7,500
      Organization costs
                                                                                                          5,000
      Custodian fees
                                                                                                          4,525
                                                                                                  -------------
             Total Operating Expenses
                                                                                                        548,840
                                                                                                  -------------

Net Invesment Loss                                                                                     (540,902)
                                                                                                  -------------

Net Income                                                                                            5,101,979

Less: Incentive Allocation to Special Member
                                                                                                        450,419
                                                                                                  -------------

Net Income Available for Pro Rata
      Allocation to Limited Interest Members                                                       $  4,651,560
                                                                                                  =============





    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
FOR THE PERIOD JANUARY 1, 2004 (COMMENCEMENT OF OPERATIONS)
THROUGH MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                              SPECIAL         LIMITED INTEREST
                                                                               MEMBER             MEMBERS                 TOTAL
                                                                            ----------         -------------           -------------
Proceeds from Initial Sale of Interests                                     $        -         $ 181,914,375           $181,914,375

Change in Members' Capital from Net Income                                           -             5,101,979              5,101,979
Incentive Allocation                                                           450,419              (450,419)                     -
                                                                            ----------         -------------           -------------
                Net Change in Members' Capital
                 from Net Income                                               450,419             4,651,560              5,101,979
MEMBERS' CAPITAL TRANSACTIONS
Cost of Interests Repurchased                                                 (450,419)                    -               (450,419)
                                                                            ----------         -------------           -------------
                Net Increase in Members' Capital                                     -           186,565,935            186,565,935
                                                                            ----------         -------------           -------------
Members' Capital, Ending Balance                                            $        -         $ 186,565,935           $186,565,935
                                                                            ==========         =============           =============








    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS
FOR THE PERIOD JANUARY 1, 2004 (COMMENCEMENT OF OPERATIONS)
THROUGH MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net income                                                                                                            $   5,101,979
Adjustments to reconcile net income to net
       cash used in operating activities:
              (Increase) in assets:
              Investment in portfolio funds                                                 $  (183,391,044)
              Prepaid investments                                                                (3,500,000)
              Other assets
                                                                                                    (98,144)
              Increase in liabilities:
              Administration fees payable
                                                                                                     51,670
              Investment Manager fees payable
                                                                                                    311,455
              Board of Managers' fees payable
                                                                                                      7,500
              Accrued expenses
                                                                                                     19,525
                                                                                           ----------------
Net Cash Used in Operating Activities                                                                                  (186,599,038)
                                                                                                                     ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
Sales of Interests                                                                              181,914,375
Due to affiliate
                                                                                                    100,000
                                                                                           ----------------
Net Cash Provided by Financing Activities                                                                               182,014,375
                                                                                                                     ---------------

Net increase in cash
                                                                                                                            517,316
BEGINNING OF PERIOD
                                                                                                                                  -
                                                                                                                     ---------------
END OF PERIOD                                                                                                         $     517,316
                                                                                                                     ===============

SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING ACTIVITY:
Payable incurred for repurchase of member interest                                                                    $     450,419
                                                                                                                     ===============





    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TOTAL RETURN*
Total Return, before incentive allocation (1)(4)                          2.80%
Total Return, after incentive allocation (1)(4)                           2.56%


Net assets, end of period                                         $186,566,000

RATIO TO AVERAGE NET ASSETS:
          Operating Expenses (2)(3)                                       1.18%
          Net investment loss (3)(5)                                     (1.16)%

Portfolio turnover rate (4)                                               3.62%

 * From Commencement of investment operations.
(1) Total return is calculated for all members, excluding the Special Member, taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2)  Does not include expenses of the Portfolio Funds in which the Fund invests.
(3)  Annualized.
(4)  Not annualized.
(5) The net investment loss ratio does not include the effects of the incentive allocation.

The operating expense ratio, the net investment loss ratio and the total return ratios are calculated for the limited interest members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive allocation assessed to an individual limited interest member's capital and may vary from these ratios based on the timing of capital transactions.














    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH  31, 2004
--------------------------------------------------------------------------------

 1.   ORGANIZATION

      Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("LLC Agreement"). All capitalized terms not otherwise defined in these notes are defined in the LLC Agreement.

      The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

      The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. One of the Managers of the Fund is a member of Mezzacappa Investors, LLC (the "Investment Manager"). The other managers are independent managers and not interested persons (as such term is defined by the 1940 Act) with the Investment Manager or its affiliates. The independent managers are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses by the Fund in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

      The Investment Manager, a limited liability company formed under the laws of the State of Delaware, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as the investment manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund.

      Mezzacappa Investors II, LLC (the "Special Member"), a limited liability company formed under the laws of the State of Delaware, has been designated by the Investment Manager to hold a non-voting special member interest in the Fund for the purpose of receiving the Incentive Allocation (as defined herein). The Special Member is an affiliate of, and has common ownership with, the Investment Manager.

 2.   SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

      A. PORTFOLIO VALUATION
         The Fund computes its net asset value as of the last day of each month. In determining its net asset value, the Fund will value its investments as of such month end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's Interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH  31, 2004
--------------------------------------------------------------------------------

         Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

         If subadvisers are engaged to manage a portion of the Fund's assets, or if the Fund holds any securities other than interests in Portfolio Funds, the Fund will generally value the portfolio securities on U.S. exchange-listed and NASDAQ-traded equity securities (other than options) at their closing composite sale prices as reported on the exchange on which those securities are primarily traded. If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a non-U.S. securities exchange are valued at their closing sale prices on the exchange on which the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options are valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board.

      B. INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

         Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Portfolio Fund are not available, such distribution is classified as investment income.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH  31, 2004
--------------------------------------------------------------------------------

      C. FUND EXPENSES
         The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting; audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund.

      D. INCOME TAXES
         The Fund intends to be treated as a partnership for federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

      E. DISTRIBUTION POLICY
         The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F. CASH AND CASH EQUIVALENTS
         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

      G. USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

 3.   INVESTMENT IN FUNDS

      The Fund has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying Portfolio Fund's governing agreements. Contribution requirements may also vary based on each Portfolio Fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Fund's investment, as well as incentive fees and allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's investment fund balance in accordance with a governing agreement. During the period ended March 31, 2004, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 20% for incentive fees and allocations.

      While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

      In the normal course of business the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Investment Manager of the Fund expects the risk of loss to be remote.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH  31, 2004
--------------------------------------------------------------------------------

 4.   MEMBERS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective Investment Percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

      A. CONTRIBUTIONS
         Each member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

      B. REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND
         No Member has the right to require the Fund to redeem its Interest. Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31, 2004. The Investment Manager expects that after that date it typically will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's net assets annually, effective as of the last day of December. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

 5.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

      For the period from January 1, 2004 (commencement of operations) through March 31, 2004 and pursuant to the Investment Management Agreement, in consideration of the advisory and other services provided to the Fund, the Fund pays the Investment Manager a monthly fee of 0.0833% (1.00% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Allocation, and after giving effect to other expenses (the "Investment Management Fee"). The Investment Management Fee is an expense paid out of the Fund's assets. The Board of Managers and the Investment Manager have agreed with effect from April 1, 2004 to amend the Investment Management Agreement to reduce the Investment Management Fee. Under the amended Investment Management Agreement, the Fund shall pay the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Allocation, and after giving effect to other expenses.

      The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH  31, 2004
--------------------------------------------------------------------------------

      SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

 6.   INCENTIVE ALLOCATION

      At the end of each Allocation Period of the Fund, a Member's return on its investment for the Allocation Period is determined. Ten percent (10%) of any Positive Allocation Change in excess of the sum of (a) the Preferred Return and (b) the Loss Recovery Account is reallocated to the Special Member Account. The amount reallocated to the Special Member Account is referred to as the "Incentive Allocation".

      The Preferred Return for any Member for any Allocation Period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable Allocation Period for the period beginning on the first day of the Allocation Period and ending on the last day of the Allocation Period (calculated on the basis of the actual number of days elapsed during such period in a year of 360 days).

      The Loss Recovery Account is a memorandum account recorded in the books and records of the Fund with respect to each Member. The Loss Recovery Account has an initial balance of zero and is increased by any Negative Allocation Change and decreased (but not below zero) by any Positive Allocation Change for the immediately preceding Allocation Period. A Loss Recovery Account of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest.

 7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

 8.   CONCENTRATION OF RISK

      The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH  31, 2004
--------------------------------------------------------------------------------

 9.   INVESTMENT TRANSACTIONS

      For the period ended March 31, 2004, purchases and sales of investments (except for short-term securities) were $183,798,762 and $6,050,599, respectively.


10.   PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

      A description of the proxy voting polices and procedures used by or on behalf of the Fund to determine how to vote proxies relating to securities of the Fund is available without charge, upon request, by calling (collect) (212) 332-2000 or on the Securities and Exchange Commission website at http://www.sec.gov.

MEZZACAPPA LONG/SHORT FUND LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2004
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Fund's Board of Managers in accordance with the laws of the State of Delaware and the Fund's Charter and Bylaws. Information pertaining to the managers and officers of the Fund is set forth below. Managers who are deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Interested Managers." Managers who are not deemed to be "interested persons" of the Fund are referred to as "Independent Managers."


                                         Term of
                                         Office                                                           Number of
                                           and                                                       Portfolios in Fund
                       Position(s)      Length of                                                         Complex2
Name and Year of        Held with         Time                 Principal Occupation(s)                   Overseen by
Birth ("YOB")           Company          Served1                During Past 5 Years                         Manager
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
MANAGER

Damon                   Manager          Since            Managing Member of Mezzacappa,
Mezzacappa3             and              August           Management LLC (alternative asset                     3
YOB: 1936               President         2003            management firm); prior thereto Vice
                                                          Chairman, Lazard Freres & Co., LLC
                                                          (investment banking firm)




INDEPENDENT
MANAGERS


Hans C. Mautner         Manager           Since           Vice-Chairman, Simon Property Group,                 3
YOB: 1937                                August           Inc. (real estate development)
                                          2003


Jeremy Sillem           Manager          Since            Chairman, Bear Stearns International                 3
YOB: 1950                                August           Limited (investment banking firm); prior
                                          2003            thereto Co-Head, Lazard Capital Markets
                                                          (investment banking firm)

MEZZACAPPA LONG/SHORT FUND LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                         Term of
                                         Office                                                           Number of
                                           and                                                       Portfolios in Fund
                       Position(s)      Length of                                                         Complex2
Name and Year of        Held with         Time                 Principal Occupation(s)                   Overseen by
Birth ("YOB")           Company          Served1                During Past 5 Years                         Manager
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS OF THE FUND


Francis J. Conroy4      Vice             August           Managing Director and Chief Financial                3
YOB: 1957               President         2003            Officer of Mezzacappa Management, LLC
                        and Chief        through          (alternative asset management firm);
                        Financial       March 31,         prior thereto Director, Lazard Freres &
                        Officer           2004            Co., LLC (investment banking firm)

Christopher S. Nagle    Secretary/       Since            Senior Vice President of Mezzacappa                  3
YOB: 1959               Treasurer        August           Mezzacappa Management, LLC
                                          2003            (alternative asset management firm);
                        Chief            Since            prior thereto Vice President,
                        Financial        April 1,         Salomon Smith Barney Inc.
                        Officer          2004             (investment banking firm).

------------------------------------------------------------------------------------------------------------------------------------

1.  Term of office of each Director is indefinite.

2.  The "Fund Complex" consists of three registered investment companies advised by the Investment Manager, two of which are inactive.

3.  The Manager is an "interested person", as defined by the 1940 Act, of the Fund by virtue of his affiliation with the
    Investment Manager.

4.  Mr. Conroy resigned as Vice President and Chief Financial Officer of the Fund in April 2004.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. The Code of Ethics may be obtained from the registrant, at no charge, by contacting Christopher S. Nagle via facsimile at (212) 332-3650.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Jeremy Sillem and Hans Mautner. Messrs. Sillem and Mautner are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Fees billed by Anchin, Block & Anchin, LLP Related to the Fund.

Anchin, Block & Anchin, LLP has not billed the Fund any aggregate fees for services rendered to the Fund for the last two fiscal years.

The Fund commenced operations on January 1, 2004. Therefore no fees were incurred for any prior years. With respect to the period from commencement of operations to March 31, 2004, the fees payable to Anchin, Block & Anchin, LLP are anticipated to be approximately as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Fund that were    service           service           Fund that were    service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $30,000 (1)             N/A                  N/A            N/A               N/A            N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Relat$0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $0                $0                $0                $0                $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $0                $0                $0                $0                $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.


(e)(1)   Not Applicable.

(f)      Not Applicable.

(g)      Not Applicable.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Mezzacappa Investors, LLC, as a registered investment adviser to funds of funds, does not vote proxies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Mezzacappa Long/Short Fund, LLC


By (Signature and Title)                  /s/ Damon Mezzacappa
                                          --------------------
                                          Damon Mezzacappa
                                          Chief Executive Officer

Date: June 14, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          /s/ Damon Mezzacappa
By (Signature and Title)                  --------------------
                                          Damon Mezzcappa
                                          Chief Executive Officer

Date: June 14, 2004

                                          /s/ Christopher S. Nagle
By (Signature and Title)                  ------------------------
                                          Christopher S. Nagle
                                          Chief Financial Officer

Date: June 14, 2004